JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Intrepid Growth Portfolio

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

(All Share Classes)

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated April 1, 2012

to the Statement of Additional Information dated May 1, 2011

The information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Portfolios is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager of the Portfolios as of December 31, 2010 (amounts in thousands):

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Intrepid Growth Portfolio
Dennis Ruhl*	13	$2,511,515	6	$623,639	6	$579,444
Jason Alonzo	7	2,781,617	9	1,387,540	10	341,139
Pavel Vaynshtok*	0	0	0	0	3	571,644
Intrepid Mid Cap Portfolio
Dennis Ruhl	12	2,706,036	5	545,195	11	869,665
Phillip Hart*	12	2,479,878	4	505,348	3	170,769
Small Cap Core Portfolio
Dennis Ruhl	12	2,671,828	5	545,195	11	869,665
Phillip Hart	11	2,633,207	3	435,627	6	281,127

*	As of 12/31/11

The following table shows information on the other accounts managed by each portfolio manager of the Portfolios that have advisory fees wholly or partly based on performance as of December 31, 2010 (amounts in thousands):

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Intrepid Growth Portfolio
Dennis Ruhl*	0	$0	0	$0	0	$0
Jason Alonzo	0	0	0	0	0	0
Pavel Vaynshtok*	0	0	0	0	0	0
Intrepid Mid Cap Portfolio
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart*	0	0	0	0	0	0
Small Cap Core Portfolio
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart	0	0	0	0	0	0

*	As of 12/31/11

SUP-SAI-JPMIT-PM-412

Portfolio Managers’ Ownership of Securities(1)

The following table indicates the dollar range of securities of each Portfolio beneficially owned by each Portfolio’s portfolio managers as of December 31, 2010, the Portfolio’s most recent fiscal year end.

Aggregate Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Intrepid Growth Portfolio
Dennis Ruhl*	X
Jason Alonzo	X
Pavel Vaynshtok*	X
Intrepid Mid Cap Portfolio
Dennis Ruhl	X
Phillip Hart*	X
Small Cap Core Portfolio
Dennis Ruhl	X
Phillip Hart	X

(1)	None of the portfolio managers beneficially owned equity securities of the portfolios which are currently held exclusively through insurance company separate accounts.
*	As of 12/31/11

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE